Basis of presentation - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reclassifications or changes in presentation [line items]
Income tax paid	€ 9,163	€ 13,098	€ 2,960
(Increase)/decrease in other assets	(6,108)	727	1,573
Increase/(decrease) in deferred revenue, accounts payables and other liabilities	€ (37,615)	(149,743)	85,999
Corrections of Prior Period Errors [Member]
Disclosure of reclassifications or changes in presentation [line items]
Income tax paid		13,100	3,000
(Increase)/decrease in other assets		(2,800)	€ (3,000)
Increase/(decrease) in deferred revenue, accounts payables and other liabilities		€ (10,300)